LONG-TERM DEBT - Narrative (Details)			3 Months Ended			6 Months Ended	12 Months Ended		39 Months Ended	45 Months Ended
	Apr. 30, 2022 oz	Apr. 07, 2021 USD ($)	Jun. 30, 2022 oz	Mar. 31, 2022 oz	Mar. 31, 2021 USD ($)	Jun. 30, 2022 oz	Dec. 31, 2022 USD ($) oz derivative shares	Dec. 31, 2021 USD ($)	Sep. 30, 2025 oz	Sep. 30, 2025 oz	Dec. 31, 2025 oz	Dec. 31, 2024 oz	Dec. 31, 2023 oz	Dec. 13, 2021 USD ($)	Dec. 10, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 115,876,000	$ 41,436,000								$ 105,000
Current portion of long-term debt							$ 21,288,000	58,000
Number of embedded derivatives | shares							2
Sprott
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities							$ 5,300,000
Minimum
Disclosure of detailed information about borrowings [line items]
Remaining lease term							1 year
Lease liability, interest rate							3.30%
Maximum
Disclosure of detailed information about borrowings [line items]
Remaining lease term							2 years
Lease liability, interest rate							14.40%
Gold | Gold Prepay Agreement
Disclosure of detailed information about borrowings [line items]
Number of ounces required to deliver | oz			3,100	1,600		3,000			2,000	32,000
Orion Convertible Credit
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 39,741,000	32,956,000						$ 50,000,000		0
Interest at fixed rate														8.00%
Other equity securities							0	2,029,000						$ 2,000,000.0
Current portion of long-term debt							0
Orion Convertible Credit | Embedded Derivatives
Disclosure of detailed information about borrowings [line items]
Loss on revaluation							8,500,000	4,900,000
Orion Convertible Credit | Orion
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities							$ 27,000,000.0	18,500,000						13,600,000
Orion Convertible Credit | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate							18.90%
Sprott Convertible Credit
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 8,903,000	7,685,000							$ 10,000,000	0
Interest at fixed rate															8.00%
Loss on revaluation							1,400,000	1,200,000
Other equity securities							0	367,000							$ 400,000
Current portion of long-term debt							$ 0
Sprott Convertible Credit | Sprott
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities								3,900,000							$ 2,700,000
Sprott Convertible Credit | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate							14.92%
Silver Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 32,447,000	0								0
Current portion of long-term debt							$ 11,208,000
Silver Purchase Agreement | Silver
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate							12.28%
Notional amount														30,000,000
Number of ounces to be delivered before pricing mechanism | oz							300,000				100,000	400,000
Current portion of long-term debt							$ 11,200,000
Number of embedded derivatives | derivative							2
Silver Purchase Agreement | Silver | Orion
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz							6,491
Silver Purchase Agreement | Milestone One | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	100.00%
Number of ounces to be delivered before pricing mechanism | oz	1,200,000
Number of ounces included in current portion of liability | oz							293,509
Silver Purchase Agreement | Annual Minimum Of Sliver Ounces Produced | Silver
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz							293,509
Silver Purchase Agreement | Milestone Two | Silver
Disclosure of detailed information about borrowings [line items]
Number of ounces delivered | oz	2,500,000												400,000
Percentage of precious metal production to be issued	50.00%
Number of ounces included in current portion of liability | oz							400,000
Silver Purchase Agreement | Third Milestone Payment | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	10.00%
Silver Purchase Agreement | Fourth Milestone Payment | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal production to be issued	20.00%
Number of ounces to be delivered before pricing mechanism | oz	1,200,000
Stream Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							$ 0	0								0
Current portion of long-term debt							0
Stream Agreement | At fair value
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 900,000
Stream Agreement | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of refined precious silver from minerals		100.00%
Refined precious silver value		$ 1,000,000.0
Percentage of precious metal liability to principal repayment		80.00%
Borrowing term		40 years
Stream Agreement | Milestone One | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of refined precious silver from exploration		50.00%
Stream Agreement | Milestone Two | Silver
Disclosure of detailed information about borrowings [line items]
Percentage of precious metal cash purchase price		20.00%
Gold Prepay Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount							34,004,000	$ 0								$ 0
Current portion of long-term debt							$ 9,610,000
Gold Prepay Agreement | Gold | Gold Prepay Agreement
Disclosure of detailed information about borrowings [line items]
Interest at fixed rate							24.48%
Notional amount														$ 41,900,000
Number of ounces required to deliver | oz			3,100						2,100	30,400
Number of ounces delivered | oz							7,300
Number of ounces to be delivered | oz							23,100
Equinox Loan Agreement
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 20,800,000
Interest at fixed rate					5.00%
Borrowings accrued interest					$ 60,000.00
Remaining borrowing facilities					$ 19,200,000